Variable Interest Entities (Details 13) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	$ 3,600	$ 3,600
Collateralized Credit Card Securities [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets		4,016
Weighted-average life (in years)		0.6
Weighted-average constant prepayment rate		14.30%
Impact of 10% adverse change		(1)
Impact of 20% adverse change		(2)
Weighted-average loss assumption		6.80%
Impact of 10% adverse change		(1)
Impact of 20% adverse change		(3)
Weighted-average discount rate		12.00%
Impact of 10% adverse change		(10)
Impact of 20% adverse change		(20)
Option ARMs [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	29	113
Weighted-average life (in years)	7.7	5.1
Weighted-average constant prepayment rate	8.40%	15.70%
Impact of 10% adverse change	0	0
Impact of 20% adverse change	(1)	(1)
Weighted-average loss assumption	30.00%	0.70%
Impact of 10% adverse change	0	0
Impact of 20% adverse change	(1)	0
Weighted-average discount rate	6.30%	5.40%
Impact of 10% adverse change	(1)	(1)
Impact of 20% adverse change	(2)	(3)
Subprime [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	14	27
Weighted-average life (in years)	6.6	4.3
Weighted-average constant prepayment rate	5.70%	21.80%
Impact of 10% adverse change	0	(2)
Impact of 20% adverse change	(1)	(3)
Weighted-average loss assumption	16.20%	2.70%
Impact of 10% adverse change	(1)	(4)
Impact of 20% adverse change	(2)	(7)
Weighted-average discount rate	10.70%	23.20%
Impact of 10% adverse change	0	(2)
Impact of 20% adverse change	(1)	(4)
Prime [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	708	1,143
Weighted-average life (in years)	5.5	8.3
Weighted-average constant prepayment rate	7.90%	4.90%
Impact of 10% adverse change	(15)	(15)
Impact of 20% adverse change	(27)	(31)
Weighted-average loss assumption	5.20%	3.20%
Impact of 10% adverse change	(12)	(15)
Impact of 20% adverse change	(21)	(29)
Weighted-average discount rate	11.60%	11.40%
Impact of 10% adverse change	(26)	(41)
Impact of 20% adverse change	(47)	(82)
Commercial and other [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	2,906	2,361
Weighted-average life (in years)	3.3	3.5
Impact of 10% adverse change	0	0
Impact of 20% adverse change	0	0
Weighted-average loss assumption	2.10%	1.40%
Impact of 10% adverse change	(76)	(41)
Impact of 20% adverse change	(151)	(100)
Weighted-average discount rate	16.40%	12.50%
Impact of 10% adverse change	(69)	(72)
Impact of 20% adverse change	(134)	(139)
Student [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets		51
Weighted-average life (in years)		8.1
Weighted-average constant prepayment rate		5.00%
Impact of 10% adverse change		(1)
Impact of 20% adverse change		(2)
Weighted-average loss assumption		0.00%
Impact of 10% adverse change		0
Impact of 20% adverse change		0
Weighted-average discount rate		9.00%
Impact of 10% adverse change		(2)
Impact of 20% adverse change		(4)
Auto Loans [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets		9
Weighted-average life (in years)		0.6
Weighted-average constant prepayment rate		14.00%
Impact of 10% adverse change		0
Impact of 20% adverse change		(1)
Weighted-average loss assumption		0.80%
Impact of 10% adverse change		0
Impact of 20% adverse change		0
Weighted-average discount rate		2.80%
Impact of 10% adverse change		0
Impact of 20% adverse change		$ 0